Schedule of Derivative Instruments (Details) - Commodity Contracts [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities	$ (60,705)	$ 294,965
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities	(60,705)	294,965
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities